Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of amortisation periods for goodwill and intangible assets	Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
aExceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.

Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2023	345	1,477	91	1,562	956	4,431
Additions	—	310	23	—	4	337
Disposals[a]	—	(325)	(13)	—	(2)	(340)
Exchange and other movements[b]	(10)	(196)	(28)	(85)	(830)	(1,149)
As at 31 December 2023	335	1,266	73	1,477	128	3,279
Accumulated amortisation and impairment
As at 1 January 2023	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Disposals[a]	—	325	13	—	2	340
Amortisation charge	—	(163)	(9)	(39)	(48)	(259)
Impairment charge	—	(40)	—	—	—	(40)
Exchange and other movements[b]	—	42	3	76	409	530
As at 31 December 2023	(68)	(623)	(42)	(1,345)	(117)	(2,195)
Net book value	267	643	31	132	11	1,084
The German Consumer Finance business moved to assets held for sale during the year and this resulted in an impairment of Intangible assets of £32m.

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2022	326	1,508	95	1,339	876	4,144
Additions	—	275	—	76	17	368
Disposals[a]	—	(427)	(13)	(12)	(33)	(485)
Exchange and other movements	19	121	9	159	96	404
As at 31 December 2022	345	1,477	91	1,562	956	4,431
Accumulated amortisation and impairment
As at 1 January 2022	(68)	(966)	(52)	(1,207)	(402)	(2,695)
Disposals[a]	—	427	13	12	33	485
Amortisation charge	—	(153)	(6)	(44)	(67)	(270)
Impairment charge	—	—	—	—	—	0
Exchange and other movements	—	(95)	(4)	(143)	(44)	(286)
As at 31 December 2022	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Net book value	277	690	42	180	476	1,665
Notes
aDisposals pertain to fully amortised assets which are not in use.
bIn the current year the Barclays Bank Group has reclassified assets with a total net book value of £412m recognised on balance sheet relating to sign-on bonus payments made to co-brand credit card partners from Intangible Assets (Licences and other) to Other Assets. This change in classification has been made to more appropriately reflect the nature of the assets.

Disclosure of goodwill allocated to business operations according to business segments	Goodwill Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
Consumer, Cards and Payments	267	277
Total net book value of goodwill	267	277